Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2023		Mar. 24, 2023	Jun. 30, 2022
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.04	[1]	$ 0.04	$ 0.04	[1]
Ordinary shares, shares authorized	[1]	700,000,000			700,000,000
Ordinary shares, shares issued		14,991,012	[1]	1,200,000	2,758,920	[1]
Ordinary shares, shares outstanding	[1]	14,991,012			2,758,920
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.04	[1]	$ 0.04	$ 0.04	[1]
Ordinary shares, shares authorized		100,000,000	[1]	100,000,000	100,000,000	[1]
Ordinary shares, shares issued	[1]	1,200,000			0
Ordinary shares, shares outstanding	[1]	1,200,000			0

[1]	Giving retroactive effect to the 40-for-1 reverse share split on September 26, 2022 and the alteration of the authorized issued share capital from ordinary shares into Class A and Class B ordinary shares on March 24, 2023